Management of financial risk - Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	¥ 40,356	¥ 38,008
Derivative financial assets	40,356	38,008
Financial assets held at FVPL
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	455,016	925,204
Financial assets measured at fair value through other comprehensive income (Note 18)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value		2,226,138
Level 1 | Financial assets measured at fair value through other comprehensive income (Note 18)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value		319,949
Level 2
Disclosure of fair value measurement of assets
Derivative financial assets	40,356	38,008
Level 2 | Financial assets held at FVPL
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	¥ 455,016	925,204
Level 3 | Financial assets measured at fair value through other comprehensive income (Note 18)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value		¥ 1,906,189